Corporate Transactions - Disclosure of Detailed Information about Consideration Paid (Details) - Premier $ / shares in Units, $ in Thousands	Apr. 07, 2021 USD ($) shares yr perShareItemType $ / shares $ / shares	Apr. 30, 2021 shares	Apr. 07, 2021 $ / shares
Disclosure of detailed information about business combination [line items]
Total consideration	$ 408,273
Business combination shares issued (in shares) | perShareItemType	0.1967
Share consideration
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	$ 399,613
Business combination shares issued (in shares) | shares	47,373,723	47,400,000
Sale of asset, consideration received, price per share (in dollars per share) | (per share)	$ 8.44		$ 10.64
Option consideration
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	$ 8,155
Business combination shares issued (in shares) | shares	2,813,747
Weighted average price per unit (in dollars per share) | $ / shares	$ 7.27
Option life, share options granted | yr	2.07
Volatility	41.30%
Dividend yield	0.00%
Discount rate	0.37%
Warrant consideration
Disclosure of detailed information about business combination [line items]
Equity interests of acquirer	$ 505
Business combination shares issued (in shares) | shares	393,400
Weighted average price per unit (in dollars per share) | $ / shares	$ 10.42
Option life, share options granted | yr	0.82
Volatility	39.70%
Dividend yield	0.00%
Discount rate	0.15%